Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Schedule of future minimum lease commitments
U.S. dollars in thousands
Years ending December 31:
2019	$492
2020	199
2021	48
2022	48
2023-2025	104
$891